SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

31.    SUBSEQUENT EVENTS

The Group adopted its 2023 Equity Incentive Plan on January 5, 2023 which provided for the issuance of option, restricted share or other share-based award of 20,800,000 ordinary shares.

On April 23, 2023, Jiangxi Jinko completed the registration process with the China Securities Regulatory Commission (“CSRC”) for the issuance of convertible bonds in the principal amount of up to RMB10.00 billion (US$1.45 billion). Such convertible bonds, which will be listed on the STAR Market, have a term of six years and are convertible into Jiangxi Jinko’s ordinary shares. The Company has the special preemptive rights to subscribe for a portion of the convertible bonds.